U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
   ANNUAL NOTICE OF SECURITES SOLD
  PURSUANT TO RULE 24F-2

READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

 1.  Name and address of issuer:

iShares Trust
400 Howard Street
San Francisco, CA  94105

 2.  The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):                                                                                                                     [  ]

iShares JPMorgan USD Emerging Markets Bond Fund
iShares Barclays 1-3 Year Credit Bond Fund
iShares Barclays 1-3 Year Treasury Bond Fund
iShares Barclays 3-7 Year Treasury Bond Fund
iShares Barclays 7-10 Year Treasury Bond Fund
iShares Barclays 10-20 Year Treasury Bond Fund
iShares Barclays 20+ Year Treasury Bond Fund
iShares Barclays Agency Bond Fund
iShares Barclays Aggregate Bond Fund
iShares Barclays Credit Bond Fund
iShares Barclays Government/Credit Bond Fund
iShares Barclays Intermediate Credit Bond Fund
iShares Barclays Intermediate Government/Credit Bond Fund
iShares Barclays MBS Bond Fund
iShares Barclays Short Treasury Bond Fund
iShares Barclays TIPS Bond Fund
iShares iBoxx $ High Yield Corporate Bond Fund
iShares iBoxx $ Investment Grade Corporate Bond Fund
iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund
iShares S&P/Citigroup International Treasury Bond Fund
iShares S&P California Municipal Bond Fund
iShares S&P National Municipal Bond Fund
iShares S&P New York Municipal Bond Fund
                iShares S&P Short Term National Municipal Bond Fund

 3.  Investment Company Act File Number:  811-09729

      Securities Act File Number:  333-92935

 4(a).  Last day of fiscal year for which this Form is filed: 02/28/09

 4(b).  [  ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year).  (See
           Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE
REGISTRATION FEE DUE.

 4(c).  [  ] Check box if this is the last time the issuer will be filing this Form.

 5.  Calculation of registration fee:

     (i)    Aggregate sale price of securities sold
    during the fiscal year pursuant to
    section 24(f):                                                                                      $35,293,003,614

     (ii)   Aggregate price of securities redeemed
    or repurchased during the fiscal year:                                           $19,767,519,202

     (iii)  Aggregate price of securities redeemed
    or repurchased during any PRIOR fiscal
    year ending no earlier than October 11,
    1995 that were not previously used to
    reduce registration fees payable to
    the Commission:                                                                                $0

     (iv)  Total available redemption credits
    [add items 5(ii) and 5(iii)]:                                                                 $19,767,519,202

     (v)  Net sales -- if item 5(i) is greater
    than Item 5(iv) [subtract Item 5(iv)
    from Item 5(I)]:                                                                                   $15,525,484,412

     (vi) Redemption credits available for use
    in future years -- if Item 5(i) is
    less than Item 5(iv) [subtract Item
    5(iv) from Item 5(i)]:                                                                          $0

     (vii) Multiplier for determining registration
     fee (See Instruction C.9):                                                                x  .00005580

     (viii) Registration fee due [multiply Item 5(v)
      by Item 5(vii)] (enter “0” if no fee
              is due):                                                                                              = $866,322.03

                                                                                                                         ------------
                         ------------
  6.   Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: $0.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: $0.

 7.   Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):N/A

 8.  Total of the amount of the registration fee due plus any interest due
      [Item 5(viii) plus Item 7]:                                                                         = $866,322.031

1 On March 13, 2009, a Rule 24f-2 Notice on Form 24F-2 for the fiscal year ended February 28, 2009 was filed (SEC Accession No. 0000897436-09-000134) using the Section 6(b) fee rate in effect at that time (.0000393) and the amount paid was $607,808.71. The Trust now files an amended Rule 24f-2 Notice on Form 24F-2, which reflects additional subscription activity for the iShares Barclays MBS Bond Fund and the iShares Barclays TIPS Bond Fund totaling $59,613,931. The registration fee owed for this additional subscription activity is at the Section 6(b) fee rate now in effect (.00005580) and the amount owed is $3,326.46. This amount was wired to the SEC on May 21, 2009.

 9.  Date the registration fee and any interest payment was sent to the
      Commission’s lockbox depository:

May  21, 2009

CIK: 0001100663

Method of Delivery:

[X]  Wire Transfer
[ ]  Mail or other means

    SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Brian Hall
Brian Hall
Assistant Treasurer

Date:  May 27, 2009

*Please print the name and title of the signing officer below the signature.